LONG TERM DEBT (Details Narrative) - USD ($)		1 Months Ended						6 Months Ended	12 Months Ended
	May 04, 2020	May 17, 2021	Mar. 22, 2021	Feb. 19, 2021	Jun. 30, 2020	Feb. 14, 2019	Sep. 19, 2018	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2018	Sep. 30, 2021	Dec. 31, 2019	Sep. 30, 2018	Sep. 04, 2018
Long-term debt-related parties											$ 579,000
Total outstanding prior to exchange									$ 24,000		24,000
Accrued interest									$ 1,517,000		211,000	$ 1,603,000
Common stock shares issued				2,236	500,000		556,136		7,957,013
Convertible debentures									$ 1,930,000
Debt issuance costs						$ 48,735			1,265
Paycheck Protection Program
Accrued interest									293		331
Debt forgiveness amount								$ 23,742
Proceeds from loan	$ 50,184
Loan interest rate	1.00
Loan maturity term	24 months
Payroll costs	$ 100,000
Debt interest forgiveness amount								234
10 Senior Unsecured Convertible Debenture
Accrued interest									293		14,103
Debt maturity date		May 17, 2024
Proceeds from convertible debenture		$ 1,130,000
Convertible debentures		$ 1,000									1,130,000
Conversion price		$ 0.50
Convertible debentures right description		each debenture unit will have a right to 1,000 warrants for common stock shares, warrants have an exercise price of $0.80 and an expiration date of May 17, 2023
Change of Control premium percentage		3%
Deemed price		$ 0.50
Bond payable discount											375,000
Convertible debentures net of discount											755,000
Unamortized debt issuance costs											83,520
Debt issuance costs								$ 341,597
Dr. Cartwright
Long-term debt-related parties											271,000
Total outstanding prior to exchange				$ 267,085					$ 1,621,000			1,621,000
Due to related party														$ 1,621,000
Issuance of promissory note in exchange of related party debt														319,000
Gain for extinguishment of debt										$ 840,000
Capital contribution										432,000
Accrued interest										30,000
Promissory note maturity date				February 18, 2023
Promissory note interest rate				6
Debt instrument converted amount				$ 85,000
Common stock shares issued				100
Series F-2 Convertible Preferred Shares
Long-term debt-related parties											150,000
Total outstanding prior to exchange											19,508
Due to related party			$ 546,214
Accrued interest			$ 133,590
Promissory note interest rate			6%
Debt instrument converted amount			$ 50,000
Common stock shares issued			50						1,167,630
Series F-2 Preferred Shares conversion description			Series F-2 Preferred Shares (convertible into 200,000 common stock shares)
Promissory note default interest rate			18%
Promissory note monthly installment			$ 3,580
Effective interest rate			6.18%
Deferred salary			$ 412,624
Unsecured note issued upon conversion of debt			150,000
Series F-2 Convertible Preferred Shares | Long-Term Debt - Related Parties
Total outstanding prior to exchange			26,400
Accrued interest			18,718
Debt forgiveness amount			$ 86,554
Debt forgiveness description			may forgive up to $259,661 if the Company complies with the repayment plan described above
Dr. Faupel and Mr. Cartwright [Member] | July 24, 2019 [Member]
Simple interest rate								6
Debt maturity description								principal and accrued interest due in total at the date of maturity or February 18, 2023
Series F Convertible Preferred Shares
Long-term debt-related parties											$ 158,000
Total outstanding prior to exchange				$ 153,178					$ 661,000			$ 661,000
Due to related party													$ 661,000	661,000
Issuance of promissory note in exchange of related party debt														$ 207,000
Gain for extinguishment of debt										199,000
Capital contribution										235,000
Accrued interest										$ 20,000
Promissory note maturity date				February 18, 2023
Promissory note interest rate				6
Debt instrument converted amount				$ 100,000
Common stock shares issued				85